DBX ETF Trust | 1
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
February 28, 2026 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.8%
Communication Services
— 3.8%
Bluefocus Intelligent
Communications Group Co.
Ltd., Class A *
89,220 240,578
China Film Group Co. Ltd., Class
A
18,700 40,503
China South Publishing & Media
Group Co. Ltd., Class A
16,800 27,205
G-bits Network Technology
Xiamen Co. Ltd., Class A
1,100 67,270
Giant Network Group Co. Ltd.,
Class A
33,200 179,529
Jiangsu Broadcasting Cable
Information Network Corp.
Ltd., Class A
56,600 34,483
Jiangsu Phoenix Publishing &
Media Corp. Ltd., Class A
15,400 22,514
Kingnet Network Co. Ltd., Class
A
42,500 140,493
Leo Group Co. Ltd., Class A
167,000 234,404
Oriental Pearl Group Co. Ltd.,
Class A
46,700 78,209
People.cn Co. Ltd., Class A
14,000 47,626
Perfect World Co. Ltd., Class A
34,700 109,196
Shandong Publishing & Media
Co. Ltd., Class A
16,300 21,905
Talkweb Information System Co.
Ltd., Class A *
31,600 168,205
Wanda Film Holding Co. Ltd.,
Class A *
37,000 58,998
Zhejiang Publishing & Media Co.
Ltd., Class A
10,600 12,530
(Cost $979,527)
1,483,648
Consumer Discretionary
— 6.6%
AIMA Technology Group Co.
Ltd., Class A
6,408 27,366
Anhui Zhongding Sealing Parts
Co. Ltd., Class A
20,200 64,184
BAIC Foton Motor Co. Ltd., Class
A *
113,800 53,078
Bethel Automotive Safety
Systems Co. Ltd., Class A
10,580 85,092
Changzhou Xingyu Automotive
Lighting Systems Co. Ltd.,
Class A
3,600 80,077
China Automotive Engineering
Research Institute Co. Ltd.,
Class A
10,800 31,483
Chongqing Zongshen Power
Machinery Co. Ltd., Class A
18,200 56,238
DBG Technology Co. Ltd., Class
A
10,000 38,567
Easyhome New Retail Group Co.
Ltd., Class A *
62,000 26,749
Number
of Shares Value $
Ecovacs Robotics Co. Ltd., Class
A
5,500 55,578
Fulin Precision Co. Ltd., Class A
25,800 67,576
Hangzhou GreatStar Industrial
Co. Ltd.
17,753 92,402
Hangzhou Robam Appliances
Co. Ltd., Class A
10,800 33,042
Hisense Home Appliances Group
Co. Ltd., Class A
11,900 41,177
Hisense Visual Technology Co.
Ltd., Class A
19,200 63,274
HLA Group Corp. Ltd., Class A
54,200 51,192
Jason Furniture Hangzhou Co.
Ltd., Class A
11,200 58,376
Jiangsu Xinquan Automotive
Trim Co. Ltd., Class A
8,900 109,693
Jianshe Industry Group Yunnan
Co. Ltd., Class A *
8,000 29,174
Keboda Technology Co. Ltd.,
Class A
2,700 26,438
Loncin Motor Co. Ltd., Class A
30,700 70,476
Ninebot Ltd.
13,318 98,805
Ningbo Joyson Electronic Corp.,
Class A
25,220 102,889
Offcn Education Technology Co.
Ltd., Class A *
123,500 53,822
Oppein Home Group, Inc., Class
A
4,554 37,908
Qingdao Sentury Tire Co. Ltd.,
Class A
15,700 47,300
Shandong Linglong Tyre Co.
Ltd., Class A
17,491 39,006
Shanghai Jinjiang International
Hotels Co. Ltd., Class A
9,600 39,571
Shanghai Yuyuan Tourist Mart
Group Co. Ltd., Class A
42,300 31,629
Shenzhen Kedali Industry Co.
Ltd., Class A
4,900 118,042
Shenzhen MTC Co. Ltd., Class A
57,400 89,436
Shuanglin Co. Ltd., Class A
8,600 45,677
Songcheng Performance
Development Co. Ltd., Class A
36,300 43,967
Tianneng Battery Group Co.
Ltd., Class A
4,210 20,624
Wanxiang Qianchao Co. Ltd.,
Class A
33,800 98,874
Wuchan Zhongda Group Co.
Ltd., Class A
74,400 63,438
Zhejiang Cfmoto Power Co. Ltd.,
Class A
2,700 97,306
Zhejiang Shuanghuan Driveline
Co. Ltd., Class A
17,100 103,235
Zhejiang Supor Co. Ltd., Class A
3,683 23,888
Zhejiang Wanfeng Auto Wheel
Co. Ltd., Class A
37,300 88,835
Zhejiang Yinlun Machinery Co.
Ltd., Class A
20,900 148,506

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Zhongce Rubber Group Co. Ltd.,
Class A
2,100 16,822
(Cost $2,079,504)
2,570,812
Consumer Staples — 2.6%
Angel Yeast Co. Ltd., Class A
15,200 97,459
Anhui Kouzi Distillery Co. Ltd.,
Class A
8,600 35,261
Anjoy Foods Group Co. Ltd.,
Class A
4,900 68,499
Beijing Dabeinong Technology
Group Co. Ltd., Class A
84,362 49,800
Beijing Yanjing Brewery Co. Ltd.,
Class A
34,400 64,780
Bloomage Biotechnology Corp.
Ltd., Class A
4,825 33,307
By-health Co. Ltd., Class A
22,600 39,726
Chongqing Brewery Co. Ltd.,
Class A
5,300 42,835
COFCO Sugar Holding Co. Ltd.,
Class A
26,700 61,177
DaShenLin Pharmaceutical
Group Co. Ltd., Class A
10,212 29,143
Fujian Sunner Development Co.
Ltd., Class A
15,600 43,884
Fujian Wanchen Food Group Co.
Ltd., Class A
2,200 66,056
Gambol Pet Group Co. Ltd.,
Class A
2,500 22,472
Guangzhou Zhujiang Brewery
Co. Ltd,, Class A
10,600 14,678
Hebei Yangyuan Zhihui Beverage
Co. Ltd., Class A
11,700 51,722
Heilongjiang Agriculture Co.
Ltd., Class A
19,000 44,531
Jiangxi Zhengbang Technology
Co. Ltd., Class A *
186,400 87,211
Proya Cosmetics Co. Ltd., Class
A
5,700 58,945
Shanghai Bairun Investment
Holding Group Co. Ltd., Class
A
13,600 38,396
Yifeng Pharmacy Chain Co. Ltd.,
Class A
13,176 46,667
Yunnan Botanee Bio-Technology
Group Co. Ltd., Class A
4,400 30,225
(Cost $950,570)
1,026,774
Energy — 2.4%
China Coal Xinji Energy Co. Ltd.,
Class A
40,100 45,238
China Petroleum Engineering
Corp., Class A
48,200 29,788
CNOOC Energy Technology &
Services Ltd., Class A
49,300 32,910
COFCO Capital Holdings Co.
Ltd., Class A
21,800 35,364
Guangzhou Development Group,
Inc., Class A
27,300 29,366
Number
of Shares Value $
Inner Mongolia Dian Tou Energy
Corp. Ltd., Class A
28,000 125,291
Jinneng Holding Shanxi Coal
Industry Co. Ltd., Class A
20,700 51,140
Jizhong Energy Resources Co.
Ltd., Class A
18,700 15,700
Offshore Oil Engineering Co.
Ltd., Class A
54,900 57,694
Pingdingshan Tianan Coal
Mining Co. Ltd., Class A
38,100 49,535
Shan Xi Hua Yang Group New
Energy Co. Ltd., Class A
45,705 67,217
Shanxi Lu'an Environmental
Energy Development Co. Ltd.,
Class A
30,100 65,326
Sinopec Oilfield Service Corp.,
Class A *
114,600 53,618
Yantai Jereh Oilfield Services
Group Co. Ltd., Class A
15,229 260,304
(Cost $605,739)
918,491
Financials — 6.3%
Bank of Changsha Co. Ltd.,
Class A
59,200 84,561
Bank of Guiyang Co. Ltd., Class
A
73,600 62,327
Bank of Suzhou Co. Ltd., Class A
111,210 131,782
BOC International China Co.
Ltd., Class A
43,000 89,687
Caida Securities Co. Ltd., Class
A
30,300 30,252
Caitong Securities Co. Ltd.,
Class A
79,725 100,980
Changjiang Securities Co. Ltd.,
Class A
85,798 99,418
China Great Wall Securities Co.
Ltd., Class A
40,800 58,932
Chinalin Securities Co. Ltd.,
Class A
7,600 20,061
Dongxing Securities Co. Ltd.,
Class A
50,900 103,568
First Capital Securities Co. Ltd.,
Class A
108,800 119,412
Guangzhou Yuexiu Capital
Holdings Group Co. Ltd.,
Class A
39,255 55,157
Guosheng Securities, Inc., Class
A *
14,687 34,165
Guoyuan Securities Co. Ltd.,
Class A
62,200 75,429
Huaan Securities Co. Ltd., Class
A
69,615 64,939
Huaxi Securities Co. Ltd., Class
A
39,700 51,731
Jiangsu Changshu Rural
Commercial Bank Co. Ltd.,
Class A
82,050 85,986
Jiangsu Financial Leasing Co.
Ltd., Class A
52,220 49,017

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
J-Yuan Trust Co. Ltd., Class A *
104,200 44,196
Minmetals Capital Co. Ltd.,
Class A
58,000 48,525
Nanjing Securities Co. Ltd.,
Class A
49,600 57,040
Pacific Securities Co. Ltd., Class
A *
175,100 106,680
Qilu Bank Co. Ltd., Class A
107,100 88,979
Qingdao Rural Commercial Bank
Corp., Class A
118,500 54,579
Sealand Securities Co. Ltd.,
Class A
115,670 70,978
Shaanxi International Trust Co.
Ltd., Class A
83,490 43,930
Shanxi Securities Co. Ltd., Class
A
53,940 47,329
Sinolink Securities Co. Ltd.,
Class A
62,500 83,171
SooChow Securities Co. Ltd.,
Class A
95,365 129,130
Southwest Securities Co. Ltd.,
Class A
94,500 62,808
SPIC Industry-Finance Holdings
Co. Ltd., Class A
40,900 39,643
Tianfeng Securities Co. Ltd.,
Class A *
174,400 104,221
Western Securities Co. Ltd.,
Class A
63,200 73,694
Xiangcai Co. Ltd., Class A *
29,300 45,097
Yongan Futures Co. Ltd., Class A
8,900 20,263
(Cost $2,256,195)
2,437,667
Health Care — 6.6%
Andon Health Co. Ltd., Class A
7,900 51,113
Apeloa Pharmaceutical Co. Ltd.,
Class A
14,800 38,980
APT Medical, Inc., Class A
2,134 76,591
Asymchem Laboratories Tianjin
Co. Ltd., Class A
4,900 69,634
Autobio Diagnostics Co. Ltd.,
Class A
3,880 20,535
BeOne Medicines Ltd., Class A *
2,884 108,326
Betta Pharmaceuticals Co. Ltd.,
Class A
6,200 41,569
BGI Genomics Co. Ltd., Class A *
6,500 46,035
BrightGene Bio-Medical
Technology Co. Ltd., Class A
7,377 49,256
Chengdu Kanghong
Pharmaceutical Group Co.
Ltd., Class A
9,300 39,635
China National Medicines Corp.
Ltd., Class A
8,233 35,136
China Resources Double Crane
Pharmaceutical Co. Ltd.,
Class A
8,549 22,928
Dizal Jiangsu Pharmaceutical
Co. Ltd., Class A *
3,476 25,788
Dong-E-E-Jiao Co. Ltd., Class A
11,300 89,549
Number
of Shares Value $
Gan & Lee Pharmaceuticals Co.
Ltd., Class A
9,194 88,404
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class A
16,500 60,821
Hualan Biological Engineering,
Inc., Class A
27,000 60,880
Hubei Jumpcan Pharmaceutical
Co. Ltd., Class A
8,400 34,024
Intco Medical Technology Co.
Ltd., Class A
11,520 73,645
iRay Group, Class A
3,170 56,055
Jafron Biomedical Co. Ltd.,
Class A
11,900 34,429
Jiangsu Nhwa Pharmaceutical
Co. Ltd., Class A
13,800 47,892
Jiangsu Yuyue Medical
Equipment & Supply Co. Ltd.,
Class A
14,885 83,962
Jilin Aodong Pharmaceutical
Group Co. Ltd., Class A
24,700 68,511
Joincare Pharmaceutical Group
Industry Co. Ltd., Class A
26,456 44,191
Jointown Pharmaceutical Group
Co. Ltd., Class A
53,348 41,134
Lepu Medical Technology Beijing
Co. Ltd., Class A
32,900 88,090
Livzon Pharmaceutical Group,
Inc., Class A
8,262 42,678
Meinian Onehealth Healthcare
Holdings Co. Ltd., Class A
77,200 78,766
MGI Tech Co. Ltd., Class A *
6,239 57,926
Nanjing King-Friend Biochemical
Pharmaceutical Co. Ltd.,
Class A
10,012 14,447
Shandong Buchang
Pharmaceuticals Co. Ltd.,
Class A
11,500 28,629
Shanghai Allist Pharmaceuticals
Co. Ltd., Class A
6,663 90,037
Shanghai Junshi Biosciences Co.
Ltd., Class A *
13,410 66,455
Shenzhen Kangtai Biological
Products Co. Ltd., Class A
18,260 40,055
Shenzhen Salubris
Pharmaceuticals Co. Ltd.,
Class A
13,700 98,065
Shijiazhuang Yiling
Pharmaceutical Co. Ltd.,
Class A
20,100 51,211
Sinocelltech Group Ltd., Class
A *
3,316 19,048
Sunshine Guojian
Pharmaceutical Shanghai Co.
Ltd., Class A
3,104 26,865
Suzhou Zelgen
Biopharmaceutical Co. Ltd.,
Class A *
4,601 55,071

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Tasly Pharmaceutical Group Co.
Ltd., Class A
18,900 39,916
Tianjin Pharmaceutical Da Re
Tang Group Corp. Ltd., Class
A
7,562 47,405
Topchoice Medical Corp., Class
A
7,603 56,040
Walvax Biotechnology Co. Ltd.,
Class A
40,200 72,421
Winner Medical Co. Ltd., Class A
5,940 30,917
Xiamen Amoytop Biotech Co.
Ltd., Class A
4,200 45,992
Yili Chuanning Biotechnology
Co. Ltd., Class A
17,200 28,454
Zhejiang Huahai Pharmaceutical
Co. Ltd., Class A
26,520 61,807
(Cost $2,274,037)
2,549,318
Industrials — 18.4%
AECC Aero-Engine Control Co.
Ltd., Class A
28,700 116,543
AVIC Chengdu UAS Co. Ltd.,
Class A *
8,328 60,534
AVICOPTER PLC, Class A
17,700 99,969
Baimtec Material Co. Ltd., Class
A
7,048 75,464
Beibuwan Port Co. Ltd., Class A
24,900 41,410
Beijing Easpring Material
Technology Co. Ltd., Class A
10,900 90,589
Beijing Originwater Technology
Co. Ltd., Class A
59,900 36,843
Bohai Leasing Co. Ltd., Class A *
91,400 70,074
CCCC Design & Consulting
Group Co. Ltd., Class A
21,300 22,850
CECEP Environmental Protection
Co. Ltd., Class A
19,600 22,112
Centre Testing International
Group Co. Ltd., Class A
43,200 102,760
China Baoan Group Co. Ltd.,
Class A
48,380 67,343
China First Heavy Industries Co.
Ltd., Class A *
93,900 70,485
China International Marine
Containers Group Co. Ltd.,
Class A
47,180 92,836
China Railway Construction
Heavy Industry Corp. Ltd.,
Class A
47,531 37,549
China Railway Hi-tech Industry
Co. Ltd., Class A
31,800 39,305
China Railway Special Cargo
Logistics Co. Ltd., Class A
15,600 9,573
China Southern Power Grid
Energy Efficiency&Clean
Energy Co. Ltd., Class A
31,900 38,220
China Southern Power Grid
Technology Co. Ltd., Class A
4,725 36,362
China XD Electric Co. Ltd., Class
A
57,800 135,467
Number
of Shares Value $
CITIC Heavy Industries Co. Ltd.,
Class A
50,300 58,065
CITIC Metal Co. Ltd., Class A
12,700 29,451
CNGR Advanced Material Co.
Ltd., Class A
11,600 97,032
COSCO SHIPPING Development
Co. Ltd., Class A
101,800 43,178
Eastern Air Logistics Co. Ltd.,
Class A
17,300 47,985
Fangda Carbon New Material
Co. Ltd., Class A
72,900 67,047
GEM Co. Ltd., Class A
128,800 186,418
Ginlong Technologies Co. Ltd.,
Class A
6,000 73,626
Goldwind Science & Technology
Co. Ltd., Class A
60,300 250,047
Guangdong Provincial
Expressway Development Co.
Ltd., Class A
13,900 24,778
Guangshen Railway Co. Ltd.,
Class A
87,300 39,446
Guangxi Liugong Machinery Co.
Ltd., Class A
41,300 71,875
Guangzhou Baiyun International
Airport Co. Ltd., Class A
26,800 36,718
Guangzhou Port Co. Ltd., Class
A
43,800 22,918
Hainan Jinpan Smart Technology
Co. Ltd., Class A
7,021 102,999
Hangcha Group Co. Ltd., Class A
14,100 60,997
Han's Laser Technology Industry
Group Co. Ltd., Class A
20,901 220,256
Henan Pinggao Electric Co. Ltd.,
Class A
21,700 72,145
Higold Group Co. Ltd., Class A
1,200 12,187
Hongfa Technology Co. Ltd.,
Class A
29,916 136,045
Hunan Yuneng New Energy
Battery Material Co. Ltd.,
Class A
11,800 115,251
Infore Environment Technology
Group Co. Ltd., Class A
33,500 40,869
JL Mag Rare-Earth Co. Ltd.,
Class A
17,040 102,028
Juneyao Airlines Co. Ltd., Class
A
19,940 40,631
Keda Industrial Group Co. Ltd.,
Class A
24,400 63,979
Kehua Data Co. Ltd., Class A
8,900 81,271
Leader Harmonious Drive
Systems Co. Ltd., Class A
3,274 110,887
Liaoning Cheng Da Co. Ltd.,
Class A
23,158 41,078
Liaoning Port Co. Ltd., Class A
208,120 52,478
Ming Yang Smart Energy Group
Ltd., Class A
40,700 135,966
Neway Valve Suzhou Co. Ltd.,
Class A
8,000 65,298

DBX ETF Trust | 5
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Ningbo Orient Wires & Cables
Co. Ltd., Class A
10,400 89,738
Ningbo Sanxing Medical Electric
Co. Ltd., Class A
17,500 67,160
North Industries Group Red
Arrow Co. Ltd., Class A *
21,247 62,804
Qingdao TGOOD Electric Co.
Ltd., Class A
19,081 83,962
RoboTechnik Intelligent
Technology Co. Ltd., Class A
2,300 138,452
Sany Renewable Energy Co.
Ltd., Class A
6,760 26,228
Shandong Himile Mechanical
Science & Technology Co.
Ltd., Class A
10,283 144,634
Shanghai Construction Group
Co. Ltd., Class A
135,100 58,878
Shanghai M&G Stationery, Inc.,
Class A
9,800 38,938
Shanghai Moons' Electric Co.
Ltd., Class A
4,800 48,365
Shanghai Tunnel Engineering
Co. Ltd., Class A
50,400 48,704
Shanghai Zhonggu Logistics Co.
Ltd., Class A
21,000 33,241
Shanxi Coal International Energy
Group Co. Ltd., Class A
25,300 43,477
Shenzhen Envicool Technology
Co. Ltd., Class A
14,714 232,693
Shenzhen Han's CNC
Technology Co. Ltd., Class A
1,700 38,756
Shenzhen Megmeet Electrical
Co. Ltd., Class A
11,000 199,835
Shenzhen SED Industry Co. Ltd.,
Class A
12,700 38,225
Shenzhen Woer Heat-Shrinkable
Material Co. Ltd., Class A
31,500 130,989
Shenzhen Yan Tian Port Holding
Co. Ltd., Class A
54,900 37,609
Shenzhen Zhaowei Machinery &
Electronic Co. Ltd., Class A
2,300 39,843
Siasun Robot & Automation Co.
Ltd., Class A *
32,900 83,918
Sichuan Huafeng Technology
Co. Ltd., Class A *
4,649 86,734
Sinoma International
Engineering Co., Class A
33,950 54,828
Sinomach Heavy Equipment
Group Co. Ltd., Class A *
73,200 56,227
Sinotrans Ltd., Class A
42,700 37,093
Sinotruk Jinan Truck Co. Ltd.,
Class A
15,300 46,073
State Grid Yingda Co. Ltd.,
Class A
43,200 46,721
Sunwoda Electronic Co. Ltd.,
Class A
36,900 140,643
Suzhou Kematek, Inc., Class A
4,600 84,828
TangShan Port Group Co. Ltd.,
Class A
77,474 48,895
Number
of Shares Value $
Tian Di Science & Technology
Co. Ltd., Class A
47,400 42,282
Wolong Electric Group Co. Ltd.,
Class A
26,966 176,398
Wuxi Lead Intelligent Equipment
Co. Ltd., Class A
27,200 217,256
Xiamen C & D, Inc., Class A
42,300 59,866
XTC New Energy Materials
Xiamen Co. Ltd., Class A
5,070 61,615
Xuji Electric Co. Ltd., Class A
17,900 83,227
YUNDA Holding Group Co. Ltd.,
Class A
30,600 31,756
ZCZL Industrial Technology
Group Co. Ltd., Class A
28,000 102,273
Zhefu Holding Group Co. Ltd.,
Class A
72,600 55,237
Zhejiang Changsheng Sliding
Bearings Co. Ltd., Class A
3,200 37,593
Zhejiang Dingli Machinery Co.
Ltd., Class A
5,900 50,978
Zhejiang Weiming Environment
Protection Co. Ltd., Class A
17,888 73,421
Zhejiang Weixing New Building
Materials Co. Ltd., Class A
17,180 30,725
Zhuhai CosMX Battery Co. Ltd.,
Class A
17,043 46,478
(Cost $4,780,544)
7,126,833
Information Technology
— 28.0%
Accelink Technologies Co. Ltd.,
Class A
12,322 136,351
All Winner Technology Co. Ltd.,
Class A
14,600 90,739
Amlogic Shanghai Co. Ltd.,
Class A *
8,554 118,444
Anhui XDLK Microsystem Corp.
Ltd., Class A
5,220 50,626
Anji Microelectronics
Technology Shanghai Co. Ltd.,
Class A
2,997 117,275
ASR Microelectronics Co. Ltd.,
Class A *
6,184 88,107
Beijing Shiji Information
Technology Co. Ltd., Class A
23,409 40,432
Beijing Sinnet Technology Co.
Ltd., Class A
36,500 92,834
Beijing Ultrapower Software Co.
Ltd., Class A
49,800 84,490
Beijing Yandong Microelectronic
Co. Ltd., Class A *
6,982 44,421
Bestechnic Shanghai Co. Ltd.,
Class A
2,960 89,242
Biwin Storage Technology Co.
Ltd., Class A *
8,143 196,785
Chengdu Sino Microelectronics
Technology Co. Ltd., Class A
4,873 33,794
China National Software &
Service Co. Ltd., Class A *
14,038 91,277

6 | DBX ETF Trust
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
China Zhenhua Group Science &
Technology Co. Ltd., Class A
9,800 82,475
CICT Mobile Communication
Technology Co. Ltd., Class A *
34,416 87,183
Delton Technology Guangzhou,
Inc., Class A
4,500 78,537
DHC Software Co. Ltd., Class A
56,900 80,197
Digital China Group Co. Ltd.,
Class A
14,500 85,869
Electric Connector Technology
Co. Ltd., Class A
7,700 48,708
Espressif Systems Shanghai Co.
Ltd., Class A
2,561 63,047
Everdisplay Optronics Shanghai
Co. Ltd., Class A *
148,072 56,329
Fiberhome Telecommunication
Technologies Co. Ltd., Class A
20,700 155,532
Flat Glass Group Co. Ltd., Class
A *
19,000 47,300
Founder Technology Group
Corp., Class A *
74,700 123,577
GalaxyCore, Inc., Class A
20,021 49,258
Geovis Technology Co. Ltd.,
Class A
10,164 100,398
Glarun Technology Co. Ltd.,
Class A
12,800 54,533
Glodon Co. Ltd., Class A
41,000 83,484
GRG Banking Equipment Co.
Ltd., Class A
32,600 65,335
Guangzhou Haige
Communications Group, Inc.
Co., Class A
49,500 127,414
Guangzhou Shiyuan Electronic
Technology Co. Ltd., Class A
10,900 61,420
Guobo Electronics Co. Ltd.,
Class A
4,517 80,960
Hangzhou Chang Chuan
Technology Co. Ltd., Class A
11,200 235,889
Hangzhou EZVIZ Network Co.
Ltd., Class A
4,345 18,727
Hangzhou First Applied Material
Co. Ltd., Class A
26,300 69,384
Hangzhou Lion Microelectronics
Co. Ltd., Class A *
13,500 82,269
Hebei Sinopack Electronic
Technology Co. Ltd., Class A
4,680 55,013
Hengdian Group DMEGC
Magnetics Co. Ltd., Class A
22,100 71,349
Hengtong Optic-electric Co. Ltd.,
Class A
50,400 348,936
Hua Hong Semiconductor Ltd.,
Class A *
10,142 187,412
Hwatsing Technology Co. Ltd.,
Class A
6,155 173,879
Hytera Communications Corp.
Ltd., Class A *
27,700 44,775
INESA Intelligent Tech, Inc.,
Class A
16,900 54,364
Number
of Shares Value $
Ingenic Semiconductor Co. Ltd.,
Class A
8,500 165,023
Intsig Information Co. Ltd.,
Class A
1,866 61,323
IRICO Display Devices Co. Ltd.,
Class A *
37,100 37,636
Jiangsu Hoperun Software Co.
Ltd., Class A
20,100 151,581
Jiangsu Jiejie Microelectronics
Co. Ltd., Class A
12,900 64,586
Jiangsu Pacific Quartz Co. Ltd.,
Class A
7,300 52,190
Jiangxi Lianchuang
Optoelectronic Science &
Technology Co.Ltd., Class A
9,200 86,437
Kingsemi Co. Ltd., Class A
4,029 127,884
Newland Digital Technology Co.
Ltd., Class A
18,940 69,484
Olympic Circuit Technology Co.
Ltd., Class A
10,800 106,318
Orbbec, Inc., Class A *
5,062 67,192
Qi An Xin Technology Group,
Inc., Class A *
7,494 39,049
QuantumCTek Co. Ltd., Class A *
1,672 165,256
Raytron Technology Co. Ltd.,
Class A
9,255 157,572
Sangfor Technologies, Inc.,
Class A
6,300 120,383
Shanghai Belling Co. Ltd., Class
A
14,400 66,156
Shanghai BOCHU Electronic
Technology Corp. Ltd., Class A
2,959 65,409
Shanghai Fudan
Microelectronics Group Co.
Ltd., Class A
9,487 118,490
Shanghai Huace Navigation
Technology Ltd., Class A
14,220 78,387
Shanghai Longcheer Technology
Co. Ltd.
6,000 41,103
Shanghai Stonehill Technology
Co. Ltd., Class A *
142,948 230,647
Sharetronic Data Technology Co.
Ltd., Class A
6,000 233,315
Shengyi Electronics Co. Ltd.,
Class A
6,339 79,671
Shenzhen Everwin Precision
Technology Co. Ltd., Class A
24,300 137,034
Shenzhen Fastprint Circuit Tech
Co. Ltd., Class A
42,600 161,251
Shenzhen Fortune Trend
Technology Co. Ltd., Class A
2,081 38,715
Shenzhen Goodix Technology
Co. Ltd., Class A
7,400 84,442
Shenzhen H&T Intelligent
Control Co. Ltd., Class A
23,200 123,121
Shenzhen Huaqiang Industry Co.
Ltd., Class A
10,600 39,088
Shenzhen Kaifa Technology Co.
Ltd., Class A
27,900 139,890

DBX ETF Trust | 7
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Shenzhen Kinwong Electronic
Co. Ltd., Class A
12,120 117,476
Shenzhen Longsys Electronics
Co. Ltd., Class A *
3,969 168,748
Shenzhen SC New Energy
Technology Corp., Class A
6,900 124,426
Shenzhen Sunlord Electronics
Co. Ltd., Class A
19,900 121,242
Shenzhen Sunway
Communication Co. Ltd.,
Class A
24,100 269,037
SICC Co. Ltd., Class A *
5,034 68,457
Sigmastar Technology Ltd.,
Class A
3,200 39,053
Sinosoft Co. Ltd., Class A
15,988 45,139
Skyverse Technology Co. Ltd.,
Class A *
5,235 150,316
Smartsens Technology Shanghai
Co. Ltd., Class A
7,357 104,455
StarPower Semiconductor Ltd.,
Class A
2,960 46,949
State Grid Information &
Communication Co. Ltd.,
Class A
15,800 45,598
SUPCON Technology Co. Ltd.,
Class A
16,186 189,206
Suzhou Centec Communications
Co. Ltd., Class A *
3,146 90,356
Suzhou Maxwell Technologies
Co. Ltd., Class A
4,000 170,130
Suzhou Novosense
Microelectronics Co. Ltd.,
Class A *
2,896 71,758
T&S Communications Co. Ltd.,
Class A
3,900 77,229
Thunder Software Technology
Co. Ltd., Class A
9,300 98,953
Tianma Microelectronics Co.
Ltd., Class A *
33,600 49,708
Tianshui Huatian Technology Co.
Ltd., Class A
66,100 146,250
TongFu Microelectronics Co.
Ltd., Class A
30,500 231,211
Trina Solar Co. Ltd., Class A *
33,397 92,926
United Nova Technology Co.
Ltd., Class A *
125,109 141,870
Universal Scientific Industrial
Shanghai Co. Ltd., Class A
16,900 117,325
Venustech Group, Inc., Class A *
19,200 40,578
Wangsu Science & Technology
Co. Ltd., Class A
60,200 177,243
Willfar Information Technology
Co. Ltd., Class A
4,044 25,693
Wuhan Dameng Database Co.
Ltd., Class A
1,522 56,937
Wuhan Guide Infrared Co. Ltd.,
Class A *
45,300 102,737
Wuhan Jingce Electronic Group
Co. Ltd., Class A *
5,100 113,532
Number
of Shares Value $
Xiamen Faratronic Co. Ltd.,
Class A
3,600 61,124
Yangzhou Yangjie Electronic
Technology Co. Ltd., Class A
8,800 112,103
Zhejiang Crystal-Optech Co.
Ltd., Class A
34,362 141,238
(Cost $7,342,198)
10,866,006
Materials — 21.7%
Angang Steel Co. Ltd., Class A *
68,000 26,760
Asia - Potash International
Investment Guangzhou Co.
Ltd., Class A *
13,900 114,469
Baiyin Nonferrous Group Co.
Ltd., Class A
74,500 116,188
Beijing Oriental Yuhong
Waterproof Technology Co.
Ltd., Class A
48,300 126,719
Beijing Shougang Co. Ltd.,
Class A
41,600 34,683
Bluestar Adisseo Co., Class A
5,600 9,182
Canmax Technologies Co. Ltd.,
Class A
14,640 107,482
Cathay Biotech, Inc., Class A
9,091 72,454
Chifeng Jilong Gold Mining Co.
Ltd., Class A
41,700 242,632
China Hainan Rubber Industry
Group Co. Ltd., Class A
43,300 48,470
China Rare Earth Resources And
Technology Co. Ltd., Class A *
18,700 177,110
China Tungsten And Hightech
Materials Co. Ltd., Class A
22,600 218,132
Guangdong HEC Technology
Holding Co. Ltd., Class A * (a)
35,105 193,412
Guangdong Hongda Holdings
Group Co. Ltd., Class A
12,100 83,737
Hangzhou Iron & Steel Co., Class
A *
37,110 53,765
Hangzhou Oxygen Plant Group
Co. Ltd., Class A
12,800 60,709
Haohua Chemical Science &
Technology Co. Ltd., Class A
13,000 71,491
Henan Shenhuo Coal Industry
& Electricity Power Co. Ltd.,
Class A
38,896 183,968
Hengyi Petrochemical Co. Ltd.,
Class A
44,897 84,024
Hesteel Co. Ltd., Class A
97,200 37,827
Huafon Chemical Co. Ltd., Class
A
48,700 88,089
Huaibei Mining Holdings Co.
Ltd., Class A
26,200 51,592
Huaxin Building Materials Group
Co. Ltd., Class A
16,672 56,620
Hubei Dinglong Co. Ltd., Class A
19,000 127,334
Hubei Feilihua Quartz Glass Co.
Ltd., Class A
10,500 205,566
Hubei Xingfa Chemicals Group
Co. Ltd., Class A
19,320 121,369

8 | DBX ETF Trust
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Hunan Gold Corp. Ltd., Class A
22,570 124,021
Hunan Valin Steel Co. Ltd.,
Class A
86,020 84,128
Inner Mongolia Berun Chemical
Co. Ltd., Class A
66,100 90,274
Inner Mongolia ERDOS
Resources Co. Ltd., Class A
14,900 37,919
Inner Mongolia Junzheng Energy
& Chemical Industry Group
Co. Ltd., Class A
84,900 74,371
Inner Mongolia Xingye
Silver&Tin Mining Co. Ltd.,
Class A
35,220 283,316
JCHX Mining Management Co.
Ltd., Class A
9,700 109,514
Jiangsu Nata Opto-electronic
Material Co. Ltd., Class A
17,620 146,156
Jiangsu Yangnong Chemical Co.
Ltd., Class A
6,090 71,455
Jiangsu Yoke Technology Co.
Ltd., Class A
7,096 99,260
Jinan Shengquan Group Share
Holding Co. Ltd., Class A
17,100 83,819
Jinduicheng Molybdenum Co.
Ltd., Class A
24,300 86,881
Kingfa Sci & Tech Co. Ltd., Class
A
53,500 150,811
Levima Advanced Materials
Corp., Class A
10,700 33,109
Luxi Chemical Group Co. Ltd.,
Class A
26,600 72,462
Maanshan Iron & Steel Co. Ltd.,
Class A *
60,900 36,926
MeiHua Holdings Group Co. Ltd.,
Class A
45,900 76,669
Nanjing Iron & Steel Co. Ltd.,
Class A
59,000 50,823
Ningbo Shanshan Co. Ltd., Class
A *
45,200 99,414
Pangang Group Vanadium
Titanium & Resources Co.
Ltd., Class A *
120,800 74,830
Red Avenue New Materials
Group Co. Ltd., Class A
6,500 57,053
Shaanxi Huaqin Technology
Industry Co. Ltd., Class A
2,992 44,002
Shandong Sinocera Functional
Material Co. Ltd., Class A
20,400 113,762
Shandong Sun Paper Industry
JSC Ltd., Class A
42,500 106,919
Shanghai Putailai New Energy
Technology Group Co. Ltd.
26,600 110,186
Shanxi Meijin Energy Co. Ltd.,
Class A *
75,400 57,588
Shanxi Taigang Stainless Steel
Co. Ltd., Class A *
57,700 44,489
Shenghe Resources Holding Co.
Ltd., Class A
35,390 173,163
Number
of Shares Value $
Shenzhen Capchem Technology
Co. Ltd., Class A
12,980 108,046
Shenzhen YUTO Packaging
Technology Co. Ltd., Class A
9,040 41,702
Shenzhen Zhongjin Lingnan
Nonfemet Co. Ltd., Class A
80,100 96,435
Sichuan Development Lomon
Co. Ltd., Class A
28,400 56,627
Sichuan Hebang Biotechnology
Co. Ltd., Class A *
162,880 69,560
Sinoma Science & Technology
Co. Ltd., Class A
17,500 129,142
Sinomine Resource Group Co.
Ltd., Class A
18,120 240,338
Sinopec Shanghai Petrochemical
Co. Ltd., Class A
60,700 28,046
Skshu Paint Co. Ltd., Class A
7,432 56,676
Sunresin New Materials Co. Ltd.,
Class A
6,750 73,503
Tianshan Aluminum Group Co.
Ltd., Class A
70,400 181,314
Tongkun Group Co. Ltd., Class A
35,600 126,037
Weihai Guangwei Composites
Co. Ltd., Class A
15,600 92,315
Western Mining Co. Ltd., Class A
42,200 213,127
Western Superconducting
Technologies Co. Ltd., Class A
10,894 143,319
Xiamen Tungsten Co. Ltd., Class
A
27,620 282,406
Xinfengming Group Co. Ltd.,
Class A
15,316 47,393
YongXing Special Materials
Technology Co. Ltd., Class A
9,700 91,757
Yunnan Chihong Zinc &
Germanium Co. Ltd., Class A
83,000 133,437
Yunnan Copper Co. Ltd., Class A
35,800 133,581
Yunnan Tin Co. Ltd., Class A
24,930 161,190
Yunnan Yuntianhua Co. Ltd.,
Class A
31,300 202,421
Zhejiang Hailiang Co. Ltd., Class
A
34,200 73,326
Zhejiang JIULI Hi-tech Metals Co.
Ltd., Class A
17,800 89,664
Zhejiang Longsheng Group Co.
Ltd., Class A
62,100 148,352
Zhejiang Sanmei Chemical
Industry Co. Ltd., Class A
6,260 66,762
Zhongfu Shenying Carbon Fiber
Co. Ltd., Class A *
4,519 21,163
(Cost $4,814,331)
8,414,743
Real Estate — 0.8%
China World Trade Center Co.
Ltd., Class A
4,900 14,570
Greenland Holdings Corp. Ltd.,
Class A *
106,700 26,438
Hangzhou Binjiang Real Estate
Group Co. Ltd., Class A
31,000 50,832

DBX ETF Trust | 9
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
(Continued)
February 28, 2026 (Unaudited)
HiddenRow
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
Number
of Shares Value $
Quzhou Xin'an Development Co.
Ltd., Class A *
105,800 57,519
Seazen Holdings Co. Ltd., Class
A *
22,400 54,426
Shanghai Lingang Holdings
Corp. Ltd., Class A
23,700 39,104
Shanghai Lujiazui Finance &
Trade Zone Development Co.
Ltd., Class A
23,100 28,181
Youngor Fashion Co. Ltd., Class
A
54,800 58,468
Zhongtian Financial Group Co.
Ltd., Class A * (a)
139,200 0
(Cost $347,579)
329,538
Utilities — 2.6%
Beijing Capital Eco-Environment
Protection Group Co. Ltd.,
Class A
117,790 54,596
Beijing Jingneng Power Co. Ltd.,
Class A
53,700 43,127
CECEP Solar Energy Co. Ltd.,
Class A
60,400 51,325
CECEP Wind-Power Corp., Class
A
103,850 50,102
Chengdu Xingrong Environment
Co. Ltd., Class A
36,400 39,155
China Southern Power Grid
Energy Storage Co. Ltd.,
Class A
26,400 57,449
Datang International Power
Generation Co. Ltd., Class A
93,400 54,318
Fujian Funeng Co. Ltd., Class A
26,900 40,580
Green Development Electricity
Group of Tianjin Co. Ltd.,
Class A
20,800 27,285
Number
of Shares Value $
Guangdong Electric Power
Development Co. Ltd., Class A
22,000 16,354
Hubei Energy Group Co. Ltd.,
Class A
42,100 29,147
Inner Mongolia MengDian
HuaNeng Thermal Power
Corp. Ltd., Class A
83,600 62,022
Jiangsu Guoxin Corp. Ltd., Class
A
11,700 14,052
Shaanxi Energy Investment Co.
Ltd., Class A
18,100 28,123
Shanghai Electric Power Co.
Ltd., Class A
35,400 112,739
Shenergy Co. Ltd., Class A
42,400 52,901
Shenzhen Energy Group Co.
Ltd., Class A
34,360 35,157
Shenzhen Gas Corp. Ltd., Class
A
17,000 17,246
Sichuan New Energy Power Co.
Ltd., Class A
32,900 69,292
Wintime Energy Group Co. Ltd.,
Class A *
531,800 141,847
Zhejiang Provincial New Energy
Investment Group Co. Ltd.,
Class A
13,800 16,695
(Cost $803,872)
1,013,512
TOTAL COMMON STOCKS
(Cost $27,234,096)
38,737,342
TOTAL INVESTMENTS — 99.8%
(Cost $27,234,096)
38,737,342
Other assets and liabilities,
net — 0.2%
89,154
NET ASSETS — 100.0%
38,826,496
*
Non-income producing security.
(a)
Investment was valued using significant unobservable inputs.
JSC: Joint Stock Company

10 | DBX ETF Trust
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
(Continued)
February 28, 2026 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments.
During the period ended February 28, 2026, the amount of transfers from Level 1 to Level 3 was $54,814. The investment was transferred from Level 1 to
Level 3 due to the lack of observable market data due to a decrease in market activity. Transfers between price levels are recognized at the beginning of the reporting period.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
ASHS-PH3
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 38,543,930 $ — $ 193,412 $ 38,737,342
TOTAL
$ 38,543,930 $ — $ 193,412 $ 38,737,342
(a)
See Schedule of Investments for additional detailed categorizations.